DEBT (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 5,300,000
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt	$ 5,200,000	$ 5,300,000
Debt instrument interest rate stated percentage	8.00%	8.00%
Percentage Of Discount Applied Convert Notes To Common Stock		15.00%
Interest Expense	$ 55,276	$ 57,490
Debt instrument, maturity date, description		The 2022 Notes mature in December 2024 unless previously converted.